Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (38.6%)

	Airlines (0.8%)
166,400	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	$165,173
924,634	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	895,323
490,452	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	494,925
1,051,960	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	928,218
	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
657,250	5.500%, 04/20/26	648,108
239,000	5.750%, 04/20/29	231,856
998,568	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	896,205
997,118	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	1,005,294
1,261,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	1,276,267

		6,541,369

	Communication Services (4.1%)
500,000	Altice France Holding, SA* 10.500%, 05/15/27	212,365
1,100,000	Altice France, SA* 5.500%, 10/15/29	782,232
1,160,000	APi Group DE, Inc.* 4.750%, 10/15/29	1,033,815
933,000	Arrow Bidco, LLC* 9.500%, 03/15/24	935,547
1,025,000	Ashtead Capital, Inc.* 2.450%, 08/12/31	812,169
	Audacy Capital Corp.*
1,193,000	6.750%, 03/31/29	26,067
448,000	6.500%, 05/01/27	10,774
717,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	589,037
1,465,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	1,145,147
	CSC Holdings, LLC*
1,550,000	5.500%, 04/15/27	1,331,047
1,450,000	5.375%, 02/01/28	1,212,011
1,350,000	4.625%, 12/01/30	682,452
1,125,000	4.500%, 11/15/31	808,267
1,100,000	5.750%, 01/15/30	571,021
	Diamond Sports Group, LLC / Diamond Sports Finance Company*@
750,000	6.625%, 08/15/27	22,163
540,000	5.375%, 08/15/26	17,215
1,320,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	1,192,739

PRINCIPAL AMOUNT		VALUE
674,000	Embarq Corp. 7.995%, 06/01/36	$383,176
1,000,000	Frontier California, Inc. 6.750%, 05/15/27	923,960
	Frontier Communications Holdings, LLC*
605,000	5.000%, 05/01/28	513,264
239,000	8.750%, 05/15/30	230,559
1,039,000	Frontier Florida, LLC@ 6.860%, 02/01/28	975,122
1,445,000	Frontier North, Inc.@ 6.730%, 02/15/28	1,306,352
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
835,000	3.500%, 03/01/29	719,712
250,000	5.250%, 12/01/27	240,507
	iHeartCommunications, Inc.
355,000	8.375%, 05/01/27	243,175
355,000	5.250%, 08/15/27*	280,106
	Intelsat Jackson Holdings, SA@&
731,000	0.000%, 07/15/25*	1
475,000	0.000%, 08/01/23	—
1,215,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,141,602
722,947	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	251,202
	Lumen Technologies, Inc.
720,000	7.600%, 09/15/39	264,665
485,000	4.000%, 02/15/27*	319,130
478,000	Match Group Holdings II, LLC*^ 3.625%, 10/01/31	394,431
670,000	Paramount Global‡ 6.375%, 03/30/62 5 year CMT + 4.00%	553,487
336,000	Qwest Corp. 7.250%, 09/15/25	328,158
	Scripps Escrow II, Inc.*
477,000	3.875%, 01/15/29	396,893
239,000	5.375%, 01/15/31	182,132
810,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	677,816
	Sirius XM Radio, Inc.*
1,250,000	5.500%, 07/01/29	1,143,750
963,000	4.000%, 07/15/28	838,927
475,000	3.125%, 09/01/26	428,483
239,000	3.875%, 09/01/31	187,357
874,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	606,058
2,430,000	Sprint, LLCµ 7.125%, 06/15/24	2,453,401
840,000	Stagwell Global, LLC* 5.625%, 08/15/29	715,789
1,080,000	TEGNA, Inc. 4.625%, 03/15/28	973,685
755,000	Telecom Italia Capital, SA 6.000%, 09/30/34	611,331
953,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	572,334
385,000	Time Warner Cable, LLC 7.300%, 07/01/38	393,016
1,580,000	United States Cellular Corp.^ 6.700%, 12/15/33	1,367,680

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
360,000	Univision Communications, Inc.* 8.000%, 08/15/28	$363,067

		32,364,396

	Consumer Discretionary (8.2%)
1,162,000	Abercrombie & Fitch Management Company*^ 8.750%, 07/15/25	1,180,755
1,195,000	Adient Global Holdings Company* 8.250%, 04/15/31	1,228,854
764,000	American Axle & Manufacturing, Inc. 6.875%, 07/01/28	727,832
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
837,000	4.625%, 08/01/29	725,696
705,000	6.625%, 01/15/28	680,247
1,208,000	At Home Group, Inc.* 4.875%, 07/15/28	702,500
	Bath & Body Works, Inc.
1,264,000	6.694%, 01/15/27	1,270,130
1,200,000	6.875%, 11/01/35	1,114,476
400,000	Benteler International AG* 10.500%, 05/15/28	409,204
	Caesars Entertainment Corp.*^
604,000	4.625%, 10/15/29	532,245
472,000	8.125%, 07/01/27	485,136
	Carnival Corp.*
488,000	10.500%, 02/01/26	514,562
481,000	7.625%, 03/01/26^	475,151
481,000	4.000%, 08/01/28	428,109
1,130,000	Carriage Services, Inc.* 4.250%, 05/15/29	980,772
725,000	Carvana Company* 4.875%, 09/01/29	450,316
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
3,130,000	5.125%, 05/01/27	2,939,477
1,100,000	6.375%, 09/01/29	1,052,601
1,055,000	4.750%, 03/01/30	914,759
951,000	4.250%, 02/01/31	781,855
565,000	5.000%, 02/01/28	522,941
500,000	4.500%, 08/15/30	423,460
478,000	4.750%, 02/01/32	396,338
478,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	444,569
750,000	Cedar Fair, LP^ 5.250%, 07/15/29	674,182
478,000	Churchill Downs, Inc.* 6.750%, 05/01/31	467,814
	Dana, Inc.
790,000	4.250%, 09/01/30	678,626
723,000	4.500%, 02/15/32^	607,414
	DISH DBS Corp.
1,200,000	5.250%, 12/01/26*	985,404
763,000	7.750%, 07/01/26	494,699
595,000	7.375%, 07/01/28	335,526
480,000	5.125%, 06/01/29	242,933
946,000	DISH Network Corp.* 11.750%, 11/15/27	952,735
1,365,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,108,257
1,058,000	Everi Holdings, Inc.* 5.000%, 07/15/29	939,314
1,000,000	Ford Motor Company^ 6.100%, 08/19/32	968,270

PRINCIPAL AMOUNT		VALUE
	Ford Motor Credit Company, LLC
1,865,000	7.350%, 11/04/27	$1,918,675
1,525,000	4.000%, 11/13/30	1,315,999
1,245,000	7.200%, 06/10/30	1,280,657
1,150,000	5.113%, 05/03/29	1,074,146
800,000	2.900%, 02/16/28	689,600
425,000	7.350%, 03/06/30	440,432
	Gap, Inc.*
359,000	3.875%, 10/01/31	257,037
48,000	3.625%, 10/01/29	35,806
	goeasy, Ltd.*
1,660,000	5.375%, 12/01/24	1,620,343
881,000	4.375%, 05/01/26	807,542
407,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	360,256
1,026,000	Guitar Center, Inc.*&^ 8.500%, 01/15/26	945,192
	International Game Technology, PLC*
1,260,000	6.250%, 01/15/27	1,262,167
200,000	4.125%, 04/15/26	190,546
600,000	Kohl’s Corp. 5.550%, 07/17/45	391,050
955,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	970,882
965,000	Liberty Interactive, LLC 8.250%, 02/01/30	361,875
	Life Time, Inc.*
937,000	8.000%, 04/15/26	938,715
480,000	5.750%, 01/15/26	471,274
360,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	372,013
616,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	597,113
635,000	M/I Homes, Inc. 3.950%, 02/15/30	554,895
	Macy’s Retail Holdings, LLC
1,601,000	6.700%, 07/15/34*	1,333,313
490,000	4.300%, 02/15/43	308,426
1,130,000	Mclaren Finance, PLC* 7.500%, 08/01/26	1,009,485
1,219,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,085,410
701,000	Mohegan Tribal Gaming Authority* 8.000%, 02/01/26	642,803
	Newell Brands, Inc.^
250,000	6.375%, 09/15/27	245,955
121,000	6.625%, 09/15/29	121,288
	Nordstrom, Inc.
500,000	5.000%, 01/15/44	341,215
465,000	4.250%, 08/01/31	367,401
1,105,000	Penn Entertainment, Inc.*^ 4.125%, 07/01/29	914,045
	PetSmart, Inc. / PetSmart Finance Corp.*
600,000	7.750%, 02/15/29	586,326
300,000	4.750%, 02/15/28	275,640
1,340,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	1,025,582
2,722,000	Rite Aid Corp.* 8.000%, 11/15/26	1,363,913

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
478,000	Royal Caribbean Cruises, Ltd.* 7.250%, 01/15/30	$484,998
1,350,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	1,126,291
1,925,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	1,843,592
1,090,000	Sonic Automotive, Inc.*^ 4.625%, 11/15/29	935,067
698,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	653,921
1,965,000	Station Casinos, LLC* 4.500%, 02/15/28	1,784,809
589,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	575,400
240,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	246,754
1,100,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	936,617
480,000	Windsor Holdings III, LLC* 8.500%, 06/15/30	483,053
	ZF North America Capital, Inc.*
950,000	7.125%, 04/14/30	978,424
300,000	6.875%, 04/14/28	304,968

		64,668,070

	Consumer Staples (1.6%)
1,090,000	1375209 B.C., Ltd.*^ 9.000%, 01/30/28	1,094,436
1,099,000	Central Garden & Pet Company* 4.125%, 04/30/31	921,292
1,092,000	Edgewell Personal Care Company* 4.125%, 04/01/29	956,242
	Energizer Holdings, Inc.*
1,331,000	4.375%, 03/31/29^	1,158,329
240,000	6.500%, 12/31/27	234,588
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
1,415,000	5.500%, 01/15/30	1,369,876
595,000	5.125%, 02/01/28µ	578,816
370,000	5.750%, 04/01/33	355,426
621,000	New Albertsons, LP 7.750%, 06/15/26	643,418
957,000	Performance Food Group, Inc.* 4.250%, 08/01/29	850,160
	Pilgrim’s Pride Corp.
795,000	5.875%, 09/30/27*	785,913
700,000	4.250%, 04/15/31	604,996
442,000	Post Holdings, Inc.* 5.750%, 03/01/27	433,598
909,000	Prestige Brands, Inc.* 3.750%, 04/01/31	766,369
570,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	475,728
1,500,000	Vector Group, Ltd.* 5.750%, 02/01/29	1,308,435

		12,537,622

	Energy (4.5%)
959,000	Antero Resources Corp.* 5.375%, 03/01/30	894,670

PRINCIPAL AMOUNT		VALUE
958,000	Apache Corp. 5.100%, 09/01/40	$814,539
	Buckeye Partners, LP
750,000	3.950%, 12/01/26	691,537
500,000	5.850%, 11/15/43	387,195
1,335,000	Callon Petroleum Company*^ 7.500%, 06/15/30	1,298,034
477,000	Cheniere Energy, Inc. 4.625%, 10/15/28	449,429
720,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	717,444
264,000	Civitas Resources, Inc.* 8.750%, 07/01/31	273,390
	Continental Resources, Inc.*
715,000	2.875%, 04/01/32	556,463
475,000	5.750%, 01/15/31	460,322
742,000	DT Midstream, Inc.* 4.125%, 06/15/29	658,740
	Earthstone Energy Holdings, LLC*
941,000	8.000%, 04/15/27	937,123
360,000	9.875%, 07/15/31	372,478
555,000	Enbridge, Inc.‡ 7.375%, 01/15/83 5 year CMT + 3.71%	550,527
	Energy Transfer, LP‡
1,400,000	8.651%, 11/01/66 3 mo. USD SOFR + 3.28%	1,123,248
700,000	6.500%, 11/15/26 5 year CMT + 5.69%	638,918
	EnLink Midstream Partners, LP
1,235,000	9.618%, 08/31/23‡ 3 mo. USD LIBOR + 4.11%	1,068,744
1,015,000	4.850%, 07/15/26	987,260
600,000	Enlink Midstream, LLC* 6.500%, 09/01/30	605,226
1,100,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	1,119,217
	Genesis Energy, LP / Genesis Energy Finance Corp.
978,000	6.250%, 05/15/26^	939,203
239,000	8.875%, 04/15/30	238,716
	Gulfport Energy Corp.
955,000	8.000%, 05/17/26*	968,017
940,000	0.000%, 05/15/25@&	1
287,284	8.000%, 05/17/26	291,200
1,340,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	1,239,420
717,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	695,512
940,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	921,839
	Moss Creek Resources Holdings, Inc.*
500,000	10.500%, 05/15/27	488,875
455,000	7.500%, 01/15/26	426,394
720,000	Nabors Industries, Inc.* 7.375%, 05/15/27	705,038
720,000	Nabors Industries, Ltd.* 7.500%, 01/15/28	663,610
	New Fortress Energy, Inc.*
952,000	6.750%, 09/15/25	907,180
478,000	6.500%, 09/30/26	439,105

See accompanying Notes to Schedule of Investments

3

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,025,000	Parkland Corp.* 5.875%, 07/15/27	$997,632
957,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	888,019
960,000	Plains All American Pipeline, LP‡ 9.431%, 08/31/23 3 mo. USD LIBOR + 4.11%	872,170
860,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	791,105
	Southwestern Energy Company
480,000	5.375%, 02/01/29	454,075
479,000	4.750%, 02/01/32	427,158
239,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	212,794
1,195,000	Transocean, Inc.* 8.750%, 02/15/30	1,241,007
	Venture Global Calcasieu Pass, LLC*
600,000	6.250%, 01/15/30	587,262
240,000	4.125%, 08/15/31	203,921
240,000	3.875%, 08/15/29	208,282
	Venture Global LNG, Inc.*
1,195,000	8.375%, 06/01/31	1,213,666
715,000	8.125%, 06/01/28	727,091
	Vital Energy, Inc.
570,000	7.750%, 07/31/29*	489,664
477,000	9.500%, 01/15/25^	476,657
1,000,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	930,320
955,000	Weatherford International, Ltd.* 8.625%, 04/30/30	979,496

		35,228,933

	Financials (6.6%)
1,280,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	1,239,514
1,440,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	1,437,264
1,459,000	AG Issuer, LLC* 6.250%, 03/01/28	1,411,582
1,675,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	1,595,287
	Ally Financial, Inc.
1,087,000	4.700%, 05/15/26‡ 5 year CMT + 3.87%	829,370
445,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	314,148
402,000	8.000%, 11/01/31	426,948
1,923,000	AmWINS Group, Inc.* 4.875%, 06/30/29	1,764,699
1,069,000	Aviation Capital Group, LLC*µ 3.500%, 11/01/27	964,227
400,000	Avolon Holdings Funding, Ltd.*µ 5.500%, 01/15/26	388,892
1,916,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	1,712,463
	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
905,000	4.500%, 04/01/27	783,576
605,000	5.750%, 05/15/26	568,204

PRINCIPAL AMOUNT		VALUE
1,000,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	$915,540
842,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	777,781
	Credit Acceptance Corp.
1,250,000	6.625%, 03/15/26^	1,226,562
869,000	5.125%, 12/31/24*	852,228
1,247,000	Enact Holdings, Inc.*µ 6.500%, 08/15/25	1,235,104
1,398,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,117,310
1,563,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,542,884
	HUB International, Ltd.*
1,430,000	5.625%, 12/01/29	1,280,079
1,030,000	7.000%, 05/01/26	1,028,960
718,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	583,052
1,300,000	ILFC E-Capital Trust II*‡ 7.314%, 12/21/65 3 mo. USD LIBOR + 1.80%	942,500
	Iron Mountain, Inc.*
1,990,000	5.250%, 03/15/28	1,872,749
240,000	7.000%, 02/15/29	241,135
2,435,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	2,081,365
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
1,874,000	5.250%, 10/01/25	1,796,979
478,000	4.750%, 06/15/29	403,255
1,359,000	LD Holdings Group, LLC* 6.125%, 04/01/28	893,570
	Level 3 Financing, Inc.*
1,279,000	3.400%, 03/01/27	1,130,124
985,000	4.250%, 07/01/28	698,680
480,000	4.625%, 09/15/27	365,462
720,000	LPL Holdings, Inc.* 4.000%, 03/15/29	646,020
2,085,000	MetLife, Inc. 6.400%, 12/15/66	2,099,699
1,300,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	1,180,062
	Navient Corp.
1,038,000	5.000%, 03/15/27	940,667
525,000	4.875%, 03/15/28	459,218
1,100,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	863,423
	OneMain Finance Corp.
670,000	9.000%, 01/15/29	681,397
660,000	3.875%, 09/15/28	544,348
479,000	7.125%, 03/15/26^	474,785
476,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*^ 5.875%, 10/01/28	441,514

See accompanying Notes to Schedule of Investments

4

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,493,000	PHH Mortgage Corp.* 7.875%, 03/15/26	$1,353,688
230,000	PNC Financial Services Group, Inc.µ‡ 6.000%, 05/15/27 5 year CMT + 3.00%	213,435
1,100,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	981,222
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
450,000	3.875%, 03/01/31	371,210
445,000	3.625%, 03/01/29	379,389
220,000	2.875%, 10/15/26	196,429
943,000	StoneX Group, Inc.* 8.625%, 06/15/25	956,089
	United Wholesale Mortgage, LLC*
1,123,000	5.500%, 04/15/29	988,476
480,000	5.750%, 06/15/27	449,477
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
478,000	10.500%, 02/15/28	475,490
465,000	6.500%, 02/15/29	324,235
1,100,000	VZ Secured Financing, BV* 5.000%, 01/15/32	895,246
1,017,000	XHR, LP* 6.375%, 08/15/25	1,003,789

		51,340,801

	Health Care (2.7%)
	Bausch Health Companies, Inc.*
1,934,000	11.000%, 09/30/28	1,434,448
382,000	14.000%, 10/15/30	243,834
359,000	6.125%, 02/01/27	237,119
	CHS/Community Health Systems, Inc.*
1,917,000	6.125%, 04/01/30	1,211,506
1,100,000	8.000%, 03/15/26	1,081,872
538,000	6.875%, 04/15/29	358,437
120,000	5.250%, 05/15/30	96,090
	DaVita, Inc.*
1,926,000	4.625%, 06/01/30	1,646,037
1,139,000	3.750%, 02/15/31	911,542
	Embecta Corp.*
717,000	5.000%, 02/15/30	592,249
240,000	6.750%, 02/15/30	211,894
	Encompass Health Corp.
470,000	4.750%, 02/01/30	428,391
470,000	4.500%, 02/01/28	437,246
1,109,000	HCA, Inc. 7.500%, 11/06/33	1,224,580
300,000	Jazz Securities DAC* 4.375%, 01/15/29	267,240
411,879	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	68,487
	Medline Borrower, LP*
1,215,000	3.875%, 04/01/29	1,065,616
1,208,000	5.250%, 10/01/29	1,073,622
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
1,760,000	5.125%, 04/30/31	1,493,870
450,000	4.125%, 04/30/28	403,627
1,025,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	531,391

PRINCIPAL AMOUNT		VALUE
	Tenet Healthcare Corp.
2,250,000	6.250%, 02/01/27	$2,209,927
1,315,000	6.875%, 11/15/31	1,318,130
	Teva Pharmaceutical Finance Netherlands III, BV
1,215,000	5.125%, 05/09/29^	1,117,326
800,000	4.750%, 05/09/27	745,656
440,000	3.150%, 10/01/26	398,372

		20,808,509

	Industrials (5.7%)
1,100,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	945,670
740,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54%	717,430
965,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	700,937
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,600,000	4.625%, 01/15/27	1,519,040
952,000	3.500%, 03/15/29	829,144
720,000	5.875%, 02/15/28	704,938
1,100,000	Allegiant Travel Company* 7.250%, 08/15/27	1,089,275
240,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	229,289
538,000	Arcosa, Inc.* 4.375%, 04/15/29	487,756
2,450,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	1,995,476
753,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	666,337
956,000	BWX Technologies, Inc.* 4.125%, 04/15/29	868,335
	Cascades, Inc. / Cascades USA, Inc.*
500,000	5.375%, 01/15/28	472,955
485,000	5.125%, 01/15/26	467,923
239,000	Delta Air Lines, Inc. 7.375%, 01/15/26	248,340
239,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	231,591
1,265,000	Deluxe Corp.* 8.000%, 06/01/29	1,063,157
717,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	692,436
239,000	Emerald Debt Merger Sub, LLC* 6.625%, 12/15/30	237,975
475,000	EnerSys* 4.375%, 12/15/27	441,351
580,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	510,684
	Graphic Packaging International, LLC*
625,000	4.750%, 07/15/27	602,700
446,000	3.500%, 03/01/29	390,388
1,054,000	Great Lakes Dredge & Dock Corp.*^ 5.250%, 06/01/29	897,681

See accompanying Notes to Schedule of Investments

5

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,244,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	$1,972,409
1,438,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	1,358,996
1,250,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,202,125
1,120,000	IEA Energy Services, LLC* 6.625%, 08/15/29	1,096,211
1,024,000	JELD-WEN, Inc.*^ 4.625%, 12/15/25	1,008,333
1,575,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,388,536
955,000	Knife River Holding Company* 7.750%, 05/01/31	978,168
474,000	MasTec, Inc.*^ 4.500%, 08/15/28	441,000
588,000	Moog, Inc.* 4.250%, 12/15/27	545,458
1,198,000	Newfold Digital Holdings Group, Inc.* 6.000%, 02/15/29	885,130
940,000	Novelis Corp.* 4.750%, 01/30/30	846,028
360,000	OI European Group, BV* 4.750%, 02/15/30	326,729
1,100,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	992,068
1,449,000	Patrick Industries, Inc.*^ 4.750%, 05/01/29	1,261,065
470,000	QVC, Inc. 5.450%, 08/15/34	238,248
	Sealed Air Corp.*
743,000	6.125%, 02/01/28	742,287
239,000	5.000%, 04/15/29	223,398
450,000	Sensata Technologies, BV* 4.000%, 04/15/29	398,889
479,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	405,330
	Sinclair Television Group, Inc.*
717,000	4.125%, 12/01/30	467,599
475,000	5.500%, 03/01/30	250,624
955,000	Standard Industries, Inc.* 5.000%, 02/15/27	915,902
773,000	Stericycle, Inc.* 3.875%, 01/15/29	683,695
717,000	STL Holding Company, LLC* 7.500%, 02/15/26	668,308
1,000,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	996,320
	TransDigm, Inc.
1,299,000	6.250%, 03/15/26*	1,294,389
710,000	6.750%, 08/15/28*	714,381
700,000	7.500%, 03/15/27	699,881
719,000	Tronox, Inc.* 4.625%, 03/15/29	596,662
389,717	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	351,271
961,000	Vertiv Group Corp.* 4.125%, 11/15/28	863,708
1,004,000	Wabash National Corp.* 4.500%, 10/15/28	847,547

PRINCIPAL AMOUNT		VALUE
855,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	$810,147
235,000	WESCO Distribution, Inc.* 7.250%, 06/15/28	240,222
	Williams Scotsman International, Inc.*
1,027,000	6.125%, 06/15/25	1,023,888
241,000	4.625%, 08/15/28	222,667

		44,968,427

	Information Technology (1.7%)
478,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	432,528
557,000	Coherent Corp.*^ 5.000%, 12/15/29	502,030
1,114,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	1,012,147
895,000	CommScope, Inc.* 4.750%, 09/01/29	689,705
602,000	Dell International, LLC / EMC Corp.µ 6.020%, 06/15/26	610,500
478,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	424,043
480,000	Fair Isaac Corp.* 4.000%, 06/15/28	441,192
1,050,000	KBR, Inc.* 4.750%, 09/30/28	962,168
	MPH Acquisition Holdings, LLC*
1,050,000	5.750%, 11/01/28^	805,004
480,000	5.500%, 09/01/28	419,011
478,000	NCR Corp.* 5.125%, 04/15/29	428,264
723,000	ON Semiconductor Corp.* 3.875%, 09/01/28	655,710
	Open Text Corp.*
705,000	3.875%, 02/15/28	628,649
475,000	6.900%, 12/01/27	486,039
359,000	3.875%, 12/01/29	303,929
359,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	298,415
479,000	Playtika Holding Corp.* 4.250%, 03/15/29	423,197
1,350,000	TTM Technologies, Inc.* 4.000%, 03/01/29	1,151,995
	Twilio, Inc.
680,000	3.625%, 03/15/29	585,140
236,000	3.875%, 03/15/31^	199,970
1,200,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	1,034,796
1,100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*^ 3.875%, 02/01/29	947,078

		13,441,510

	Materials (1.7%)
500,000	ArcelorMittal, SA^ 7.000%, 10/15/39	518,765
534,000	ATI, Inc. 5.875%, 12/01/27	521,755
242,000	Carpenter Technology Corp. 7.625%, 03/15/30	247,302
715,000	Chemours Company* 4.625%, 11/15/29	606,005
1,530,000	Clearwater Paper Corp.* 4.750%, 08/15/28	1,356,330

See accompanying Notes to Schedule of Investments

6

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
716,000	Cleveland-Cliffs, Inc.* 6.750%, 04/15/30	$698,336
	Commercial Metals Company
478,000	4.125%, 01/15/30	430,248
239,000	4.375%, 03/15/32	208,908
1,115,000	Constellium, SE*^ 3.750%, 04/15/29	970,819
716,000	HB Fuller Company 4.250%, 10/15/28	643,133
475,000	INEOS Finance, PLC* 6.750%, 05/15/28	453,316
725,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	718,634
	Kaiser Aluminum Corp.*
1,090,000	4.625%, 03/01/28	980,193
120,000	4.500%, 06/01/31	98,483
235,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	197,572
1,260,000	Mercer International, Inc. 5.125%, 02/01/29	1,034,397
935,000	OCI, NV* 6.700%, 03/16/33	925,930
	Owens-Brockway Glass Container, Inc.*
720,000	7.250%, 05/15/31	732,694
710,000	6.625%, 05/13/27	708,218
1,105,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,012,777
478,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	281,370

		13,345,185

	Other (0.1%)
	Gen Digital, Inc.*
500,000	7.125%, 09/30/30^	504,380
500,000	6.750%, 09/30/27	502,205

		1,006,585

	Real Estate (0.4%)
764,000	EPR Properties 3.750%, 08/15/29	629,093
	Forestar Group, Inc.*
750,000	5.000%, 03/01/28	698,693
502,000	3.850%, 05/15/26	467,839
1,073,000	MIWD Holdco II, LLC / MIWD Finance Corp.*^ 5.500%, 02/01/30	913,241
465,000	Service Properties Trust 5.250%, 02/15/26	424,977

		3,133,843

	Special Purpose Acquisition Companies (0.2%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
955,000	6.750%, 01/15/30^	821,415
477,000	4.625%, 01/15/29	418,529

		1,239,944

	Utilities (0.3%)
350,000	PPL Capital Funding, Inc.‡ 8.203%, 03/30/67 3 mo. USD LIBOR + 2.67%	317,233

PRINCIPAL AMOUNT		VALUE
1,250,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	$1,163,450
	Vistra Corp.*‡
450,000	7.000%, 12/15/26 5 year CMT + 5.74%	405,711
250,000	8.000%, 10/15/26 5 year CMT + 6.93%	238,318

		2,124,712

	TOTAL CORPORATE BONDS (Cost $325,863,399)	302,749,906

CONVERTIBLE BONDS (97.5%)

	Communication Services (8.7%)
720,000	Cable One, Inc.µ 0.000%, 03/15/26	592,891
	Liberty Media Corp.*
9,000,000	2.250%, 08/15/27	9,502,200
9,000,000	0.500%, 12/01/50µ	9,829,350
8,500,000	3.750%, 03/15/28µ	9,262,025
5,250,000	Match Group Finance Company 3, Inc.*µ 2.000%, 01/15/30	4,911,218
6,000,000	Perficient, Inc.µ 0.125%, 11/15/26	4,785,960
14,500,000	Sea, Ltd. 0.250%, 09/15/26	11,684,680
	Snap, Inc.µ
10,500,000	0.000%, 05/01/27	7,886,025
5,750,000	0.750%, 08/01/26	5,328,927
3,500,000	Zillow Group, Inc.µ 1.375%, 09/01/26	4,630,640

		68,413,916

	Consumer Discretionary (19.4%)
11,500,000	Airbnb, Inc.µ 0.000%, 03/15/26	10,350,115
4,500,000	Booking Holdings, Inc. 0.750%, 05/01/25	7,273,125
4,250,000	Carnival Corp.* 5.750%, 12/01/27	7,071,873
6,750,000	Chegg, Inc.µ 0.000%, 09/01/26	5,076,608
	DISH Network Corp.
13,230,000	0.000%, 12/15/25	8,079,561
1,917,000	2.375%, 03/15/24µ	1,767,301
11,500,000	DraftKings Holdings, Inc.µ 0.000%, 03/15/28	8,886,165
12,750,000	Etsy, Inc.µ 0.125%, 09/01/27	11,228,033
16,750,000	Ford Motor Company 0.000%, 03/15/26	17,148,482
8,750,000	Liberty Broadband Corp.*µ 3.125%, 03/31/53	8,942,500
2,435,000	Lucid Group, Inc.* 1.250%, 12/15/26	1,632,935
10,250,000	Marriott Vacations Worldwide Corp.*µ 3.250%, 12/15/27	9,902,730
8,125,000	Rivian Automotive, Inc.* 4.625%, 03/15/29	13,081,331
5,750,000	Shake Shack, Inc.µ 0.000%, 03/01/28	4,620,930
15,000,000	Vail Resorts, Inc.µ^ 0.000%, 01/01/26	13,308,000

See accompanying Notes to Schedule of Investments

7

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
13,500,000	Wayfair, Inc.* 3.250%, 09/15/27	$19,380,735
4,250,000	Wynn Macau, Ltd.* 4.500%, 03/07/29	4,707,513

		152,457,937

	Consumer Staples (0.6%)
4,500,000	Post Holdings, Inc.* 2.500%, 08/15/27	4,487,130

	Energy (2.6%)
1,500,000	EQT Corp. 1.750%, 05/01/26	4,329,840
4,890,000	Nabors Industries, Inc.*µ 1.750%, 06/15/29	4,270,339
4,250,000	Northern Oil And Gas, Inc.* 3.625%, 04/15/29	5,191,163
2,750,000	Pioneer Natural Resources Company 0.250%, 05/15/25	6,594,197
	SunEdison, Inc.@
9,411,000	0.000%, 01/15/49*	94,110
898,000	0.000%, 10/01/49	8,980

		20,488,629

	Financials (1.3%)
8,750,000	Morgan Stanley Finance, LLC 1.000%, 11/23/27	9,811,375

	Health Care (22.2%)
4,500,000	Alnylam Pharmaceuticals, Inc.*µ 1.000%, 09/15/27	4,393,980
5,500,000	Alphatec Holdings, Inc. 0.750%, 08/01/26	6,335,175
5,702,000	BioMarin Pharmaceutical, Inc.µ^ 0.599%, 08/01/24	5,573,591
9,500,000	CONMED Corp. 2.250%, 06/15/27	9,982,505
12,250,000	CryoPort, Inc.*µ 0.750%, 12/01/26	9,738,995
	Dexcom, Inc.
15,831,000	0.250%, 11/15/25	16,668,935
8,000,000	0.375%, 05/15/28*µ	8,092,240
2,426,000	Envista Holdings Corp. 2.375%, 06/01/25	4,121,022
6,750,000	Exact Sciences Corp.µ 0.375%, 03/15/27	7,445,317
7,250,000	Halozyme Therapeutics, Inc.* 1.000%, 08/15/28	7,268,995
4,250,000	Insmed, Inc. 0.750%, 06/01/28	3,683,390
4,500,000	Insulet Corp.µ 0.375%, 09/01/26	5,980,230
9,125,000	Integer Holdings Corp.*µ^ 2.125%, 02/15/28	11,179,129
4,500,000	Integra LifeSciences Holdings Corp.µ 0.500%, 08/15/25	4,215,420
4,500,000	Ionis Pharmaceuticals, Inc. 0.000%, 04/01/26	4,249,395
9,950,000	Jazz Investments I, Ltd. 2.000%, 06/15/26	10,340,736
3,721,000	Lantheus Holdings, Inc.*µ 2.625%, 12/15/27	4,942,679
10,250,000	NeoGenomics, Inc.µ 0.250%, 01/15/28	7,596,275

PRINCIPAL AMOUNT		VALUE
4,250,000	NextGen Healthcare, Inc.*µ 3.750%, 11/15/27	$4,193,603
4,000,000	NuVasive, Inc.µ 0.375%, 03/15/25	3,652,800
8,500,000	Omnicell, Inc.µ 0.250%, 09/15/25	8,167,480
8,000,000	Pacira BioSciences, Inc.µ 0.750%, 08/01/25	7,388,640
2,500,000	Repligen Corp.µ^ 0.375%, 07/15/24	3,851,300
3,750,000	Sarepta Therapeutics, Inc.*µ 1.250%, 09/15/27	3,995,325
6,750,000	Tandem Diabetes Care, Inc.*µ 1.500%, 05/01/25	6,296,062
3,932,000	TransMedics Group, Inc.* 1.500%, 06/01/28	4,796,136

		174,149,355

	Industrials (6.3%)
4,250,000	Axon Enterprise, Inc.*µ 0.500%, 12/15/27	4,390,930
7,250,000	John Bean Technologies Corp. 0.250%, 05/15/26	6,951,807
4,250,000	Middleby Corp. 1.000%, 09/01/25	5,359,590
5,000,000	Parsons Corp. 0.250%, 08/15/25	5,854,750
7,000,000	Southwest Airlines Companyµ^~ 1.250%, 05/01/25	7,725,760
20,000,000	Uber Technologies, Inc.µ 0.000%, 12/15/25	19,157,400

		49,440,237

	Information Technology (30.2%)
4,500,000	Akamai Technologies, Inc.µ 0.375%, 09/01/27	4,435,695
9,250,000	Bentley Systems, Inc.µ 0.125%, 01/15/26	9,458,402
7,500,000	BILL Holdings, Inc.µ 0.000%, 12/01/25	8,067,150
6,250,000	Camtek Ltd.* 0.000%, 12/01/26	6,382,875
5,750,000	Confluent, Inc.µ 0.000%, 01/15/27	4,804,240
7,500,000	CyberArk Software, Ltd.µ 0.000%, 11/15/24	8,811,225
6,250,000	Datadog, Inc.~ 0.125%, 06/15/25	8,610,312
6,000,000	DigitalOcean Holdings, Inc.µ 0.000%, 12/01/26	4,788,540
9,066,000	Enphase Energy, Inc.µ 0.000%, 03/01/26	8,351,690
5,750,000	Five9, Inc.µ 0.500%, 06/01/25	5,713,488
13,750,000	Microchip Technology, Inc.µ^ 0.125%, 11/15/24	15,918,925
2,000,000	MongoDB, Inc.µ~ 0.250%, 01/15/26	4,079,840
	NCL Corp. Ltd.
6,000,000	1.125%, 02/15/27µ	5,630,880
4,500,000	2.500%, 02/15/27µ	4,327,830
3,000,000	5.375%, 08/01/25	4,182,450
	Okta, Inc.µ
7,500,000	0.125%, 09/01/25	6,832,800
4,000,000	0.375%, 06/15/26	3,458,160

See accompanying Notes to Schedule of Investments

8

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
17,250,000	ON Semiconductor Corp.*µ 0.500%, 03/01/29	$21,134,182
5,500,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	13,870,780
2,000,000	Q2 Holdings, Inc.µ 0.750%, 06/01/26	1,757,940
11,250,000	Repay Holdings Corp.*µ 0.000%, 02/01/26	9,298,125
13,750,000	Shift4 Payments, Inc.µ 0.000%, 12/15/25	14,956,975
3,600,000	SK Hynix, Inc. 1.750%, 04/11/30	4,733,280
11,500,000	Splunk, Inc.µ 1.125%, 06/15/27	9,930,250
10,000,000	Tyler Technologies, Inc.^ 0.250%, 03/15/26	10,051,600
12,250,000	Unity Software, Inc.µ 0.000%, 11/15/26	9,830,625
6,250,000	Wix.com, Ltd. 0.000%, 08/15/25	5,566,188
	Wolfspeed, Inc.µ
8,750,000	1.875%, 12/01/29*	7,587,388
5,338,000	0.250%, 02/15/28	4,462,248
8,000,000	Zscaler, Inc. 0.125%, 07/01/25	9,844,800

		236,878,883

	Materials (2.5%)
1,500,000	ATI, Inc. 3.500%, 06/15/25	4,672,125
3,500,000	Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	5,338,270
4,991,000	Lithium Americas Corp.µ 1.750%, 01/15/27	3,852,553
6,306,000	MP Materials Corp.*µ 0.250%, 04/01/26	5,731,460

		19,594,408

	Other (0.0%)
475,000	Multiplan Corp.* 6.000%, 10/15/27 7.000% PIK rate7.000% PIK rate	324,078

	Real Estate (0.7%)
6,000,000	Pebblebrook Hotel Trustµ^ 1.750%, 12/15/26	5,240,040

	Utilities (3.0%)
4,250,000	CMS Energy Corp.*µ 3.375%, 05/01/28	4,237,973
15,250,000	PPL Capital Funding, Inc.*µ 2.875%, 03/15/28	14,732,262
4,250,000	Southern Company* 3.875%, 12/15/25	4,268,488

		23,238,723

	TOTAL CONVERTIBLE BONDS (Cost $782,454,959)	764,524,711

BANK LOANS (6.4%) ¡

	Airlines (0.2%)
760,000	American Airlines, Inc.‡ 10.338%, 04/20/28 3 mo. SOFR + 4.75%	788,181

PRINCIPAL AMOUNT		VALUE
788,000	Mileage Plus Holdings, LLC‡ 10.764%, 06/21/27 3 mo. LIBOR + 5.25%	$822,967

		1,611,148

	Communication Services (0.6%)
1,248,000	Clear Channel Outdoor Holdings, Inc.‡ 9.131%, 08/21/26 3 mo. SOFR + 3.50%	1,212,120
3,250	Clear Channel Outdoor Holdings, Inc.‡ 8.933%, 08/21/26 1 mo. SOFR + 3.50%	3,156
755,569	CMG Media Corp.‡ 8.842%, 12/17/26 3 mo. SOFR + 3.50%	688,108
1,326,668	DIRECTV Financing, LLC‡ 10.433%, 08/02/27 1 mo. SOFR + 5.00%	1,320,453
1,505,000	Entercom Media Corp.‡ 8.131%, 11/18/24 3 mo. SOFR + 2.50%	828,826
268,649	Nexstar Broadcasting, Inc.‡ 7.933%, 09/18/26 1 mo. SOFR + 2.50%	268,963
485,000	Telesat Canada‡ 8.183%, 12/07/26 1 mo. SOFR + 2.75%	298,319
480,150	Univision Communications, Inc.‡ 9.492%, 06/24/29 3 mo. SOFR + 4.25%	480,601

		5,100,546

	Consumer Discretionary (1.3%)
967,575	Caesars Entertainment, Inc.‡ 8.555%, 02/06/30 1 mo. SOFR + 3.25%	969,389
982,538	Hanesbrands, Inc.‡ 9.055%, 03/08/30 1 mo. SOFR + 3.75%	983,461
530,816	Life Time Fitness, Inc.‡ 10.050%, 01/15/26 3 mo. SOFR + 4.50%	533,693
477,180	PENN Entertainment, Inc.‡ 8.169%, 05/03/29 1 mo. SOFR + 2.75%	477,180
1,605,514	Petco Health and Wellness Company, Inc.‡ 8.754%, 03/03/28 3 mo. SOFR + 3.25%	1,602,351
2,392,428	PetSmart, Inc.‡ 9.169%, 02/11/28 1 mo. SOFR + 3.75%	2,394,557
867,000	SkyMiles IP, Ltd.‡ 9.076%, 10/20/27 3 mo. SOFR + 3.75%	902,617
602,074	TKC Holdings, Inc.‡ 10.933%, 05/15/28 1 mo. LIBOR + 5.50%	567,392
245,000	Windsor Holdings III, LLC! 0.000%, 06/21/30	244,592

See accompanying Notes to Schedule of Investments

9

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,606,500	WW International, Inc.‡ 8.933%, 04/13/28 1 mo. SOFR + 3.50%	$1,213,574

		9,888,806

	Consumer Staples (0.1%)
500,000	United Natural Foods, Inc.! 0.000%, 10/22/25	501,385

	Energy (0.1%)
957,600	Par Petroleum, LLC‡ 9.614%, 02/28/30 3 mo. SOFR + 4.25%	953,612

	Financials (1.0%)
952,607	Alliant Holdings Intermediate, LLC‡ 8.722%, 11/05/27 1 mo. SOFR + 3.50%	951,911
725,000	Amynta Agency Borrower, Inc.‡ 10.419%, 02/28/28 1 mo. SOFR + 5.00%	715,999
992,462	AssuredPartners, Inc.‡ 8.819%, 02/12/27 1 mo. SOFR + 3.50%	988,741
740,000	Avolon TLB Borrower 1 (US), LLC‡ 7.755%, 06/22/28 1 mo. SOFR + 2.50%	741,077
472,625	Castlelake Aviation, Ltd.‡ 8.004%, 10/22/27 3 mo. SOFR + 2.75%	472,963
955,200	Hub International, Ltd.‡ 9.060%, 11/10/29 3 mo. SOFR + 4.00%	958,281
1,766,452	Jazz Financing Lux Sarl‡ 8.933%, 05/05/28 1 mo. LIBOR + 3.50%	1,766,575
1,331,550	VFH Parent, LLC‡ 8.405%, 01/13/29 1 mo. SOFR + 3.00%	1,327,222

		7,922,769

	Health Care (0.7%)
1,682,245	Amneal Pharmaceuticals, LLC‡ 8.933%, 05/04/25 1 mo. SOFR + 3.50%	1,604,441
232,750	Bausch Health Companies, Inc.‡ 10.605%, 02/01/27 1 mo. SOFR + 5.25%	190,643
571,087	ICON Luxembourg S.A.R.L.‡ 7.754%, 07/03/28 3 mo. SOFR + 2.25%	572,286
1,001,248	Mallinckrodt International Finance, SA‡ 10.619%, 09/30/27 1 mo. SOFR + 5.25%	760,793
988,235	Padagis, LLC‡ 10.280%, 07/06/28 3 mo. SOFR + 4.75%	956,943
142,287	PRA Health Sciences, Inc.‡ 7.754%, 07/03/28 3 mo. SOFR + 2.25%	142,586

PRINCIPAL AMOUNT		VALUE
2,387,785	Team Health Holdings, Inc.‡ 10.569%, 03/02/27 1 mo. SOFR + 5.25%	$1,650,975

		5,878,667

	Industrials (0.7%)
470,400	ACProducts, Inc.‡ 9.754%, 05/17/28 3 mo. SOFR + 4.25%	406,073
608,850	Air Canada‡ 8.839%, 08/11/28 3 mo. LIBOR + 3.50%	609,937
1,225,738	ChampionX Corp.‡ 8.495%, 06/07/29 1 mo. SOFR + 3.25%	1,231,100
607,538	Emrld Borrower, LP‡ 8.264%, 05/31/30 3 mo. SOFR + 3.00%	608,680
1,128,600	Scientific Games International, Inc.‡ 8.302%, 04/14/29 1 mo. SOFR + 3.00%	1,128,509
522,375	Summit Materials, LLC‡ 8.492%, 12/14/27 6 mo. SOFR + 3.00%	525,966
933,612	United Airlines, Inc.‡ 9.292%, 04/21/28 3 mo. LIBOR + 3.75%	936,530

		5,446,795

	Information Technology (0.4%)
951,499	Banff Merger Sub, Inc.‡ 9.183%, 10/02/25 1 mo. SOFR + 3.75%	950,315
807,701	Camelot Finance SA‡ 8.433%, 10/30/26 1 mo. SOFR + 3.00%	807,956
322,577	Camelot U.S. Acquisition LLC‡ 8.433%, 10/30/26 1 mo. SOFR + 3.00%	322,728
893,735	II-VI, Inc.‡ 8.183%, 07/02/29 1 mo. SOFR + 2.75%	894,629

		2,975,628

	Information Technology (0.2%)
243,775	CDK Global, Inc.‡ 9.492%, 07/06/29 3 mo. SOFR + 4.25%	244,167
964,737	Dun & Bradstreet Corp.‡ 8.291%, 02/06/26 1 mo. SOFR + 3.00%	964,887

		1,209,054

	Materials (0.7%)
304,116	American Axle and Manufacturing, Inc.‡ 8.777%, 12/13/29 1 mo. SOFR + 3.50%	304,244
229,630	American Axle and Manufacturing, Inc.‡ 8.777%, 12/13/29 1 mo. SOFR + 3.50%	229,726

See accompanying Notes to Schedule of Investments

10

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
229,630	American Axle and Manufacturing, Inc.‡ 8.437%, 12/13/29 6 mo. SOFR + 3.50%	$229,726
975,000	Ineos US Finance, LLC‡ 8.805%, 02/18/30 1 mo. SOFR + 3.50%	966,167
1,188,781	Innophos, Inc.‡ 8.683%, 02/05/27 1 mo. SOFR + 3.25%	1,190,642
483,875	LSF11 A5 HoldCo, LLC‡ 8.933%, 10/15/28 1 mo. SOFR + 3.50%	480,045
480,000	LSF11 A5 Holdco, LLC‡ 9.669%, 10/15/28 1 mo. SOFR + 4.25%	479,100
498,727	Trinseo Materials Operating SCA! 0.000%, 05/03/28	397,700
986,285	WR Grace Holdings LLC‡ 9.313%, 09/22/28 3 mo. LIBOR + 3.75%	986,161

		5,263,511

	Special Purpose Acquisition Companies (0.4%)
857,500	AP Core Holdings II, LLC‡ 10.933%, 09/01/27 1 mo. SOFR + 5.50%	831,599
475,200	Clydesdale Acquisition Holdings, Inc.‡ 9.594%, 04/13/29 1 mo. SOFR + 4.18%	471,510
241,938	Fertitta Entertainment, LLC‡ 9.319%, 01/27/29 1 mo SOFR + 4.00%	239,752
1,022,275	Oscar AcquisitionCo, LLC‡ 9.842%, 04/29/29 3 mo. SOFR + 4.50%	1,010,570
992,500	Patagonia Holdco, LLC‡ 10.789%, 08/01/29 3 mo. SOFR + 5.75%	857,689

		3,411,120

	TOTAL BANK LOANS (Cost $52,067,314)	50,163,041

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (6.8%)

	Energy (0.0%)
26	Gulfport Energy Corp. 10.000%, 08/31/23 15.000% PIK rate	191,750

	Financials (1.8%)
8,100	Bank of America Corp.‡ ‡‡ 7.250%, 12/31/49	9,865,800
63,425	KKR & Company, Inc. 6.000%, 09/15/23	4,430,870

		14,296,670

	Industrials (0.7%)
75,625	Chart Industries, Inc. 6.750%, 12/15/25	5,459,369

NUMBER OF SHARES		VALUE

	Utilities (4.3%)
141,020	AES Corp.^ 6.875%, 02/15/24	$12,069,902
	NextEra Energy, Inc.
265,160	6.219%, 09/01/23	13,125,420
180,300	6.926%, 09/01/25	8,245,119

		33,440,441

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $56,373,324)	53,388,230

WARRANTS (0.0%) #

	Energy (0.0%)
47,739	Mcdermott International, Ltd.& 06/30/27	5
42,965	Mcdermott International, Ltd. 06/30/27	4

	TOTAL WARRANTS (Cost $18,376)	9

COMMON STOCKS (0.5%)

	Communication Services (0.0%)
20,285	Altice USA, Inc. - Class Aµ#	68,766
6,819	Cumulus Media, Inc. - Class Aµ#	43,233
1	Frontier Communications Parent, Inc.µ#	18

		112,017

	Energy (0.5%)
8,836	Chaparral Energy, Inc. - Class A&#	375,530
2,869	Chesapeake Energy Corp.^	241,972
67,000	Energy Transfer, LP	890,430
39,795	Enterprise Products Partners, LP	1,054,965
6,644	EP Energy Corp.&#	46,508
12,830	Magellan Midstream Partners, LP	850,244

		3,459,649

	Health Care (0.0%)
14,466	Mallinckrodt, PLC^#	23,435

	Special Purpose Acquisition Company (0.0%)
11,411	Intelsat Emergence, SA&#	262,453

	TOTAL COMMON STOCKS (Cost $6,053,623)	3,857,554

PREFERRED STOCKS (0.4%)

	Consumer Discretionary (0.1%)
6,122	Guitar Center, Inc.&	780,555

	Energy (0.3%)
37,195	NuStar Energy, LP‡ 11.151%, 08/30/23 3 mo. USD LIBOR + 5.64%	903,094
16,794	NuStar Energy, LP‡ 12.274%, 08/30/23 3 mo. USD LIBOR + 6.77%	429,255

See accompanying Notes to Schedule of Investments

11

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
43,000	NuStar Logistics, LP‡ 12.304%, 01/15/43 3 mo. USD SOFR + 7.00%	$1,129,610

		2,461,959

	TOTAL PREFERRED STOCKS (Cost $3,206,860)	3,242,514

RIGHTS (0.0%) #

	Communication Services (0.0%)
2	Intelsat Jackson Holdings, SA, (Expires 12/5/25)	—
2	Intelsat Jackson Holdings, SA, (Expires 12/5/25)	—

	TOTAL RIGHTS (Cost $—)	—

PRINCIPAL AMOUNT		VALUE

ASSET BACKED SECURITY (0.1%)

	Other (0.1%)
765,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $700,584)	689,130

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.2%) #

	Consumer Discretionary (0.1%)
580 7,753,440	Amazon.com, Inc. Call, 01/19/24, Strike $127.50	1,009,200

	Information Technology (0.1%)
300 7,498,800	Palo Alto Networks, Inc. Call, 01/19/24, Strike $250.00	810,000

	TOTAL PURCHASED OPTIONS (Cost $1,579,635)	1,819,200

VALUE

TOTAL INVESTMENTS (150.5%) (Cost $1,228,318,074)	$1,180,434,295

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-17.0%)	(133,000,000)

LIABILITIES, LESS OTHER ASSETS (-33.5%)	(262,834,475)

NET ASSETS (100.0%)	$784,599,820

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $452,287,751.
@	In default status and considered non-income producing.
&	Illiquid security.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2023.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $9,677,847.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡	Perpetual maturity.
#	Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

12

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”, or “Trust”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 35% of its managed assets in convertible securities. The Fund invests in securities with a broad range of maturities. The average term to maturity of the Fund’s securities typically will range from five to ten years. A substantial portion of the Fund’s assets may be invested in below investment grade (high yield, high risk) securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Advisor”) to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are determined. The valuation of the Fund’s investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board of Trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board of Trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2023 was as follows:*

Cost basis of investments	$1,228,318,074

Gross unrealized appreciation	59,860,564
Gross unrealized depreciation	(107,744,343)

Net unrealized appreciation (depreciation)	$(47,883,779)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund has MRPS issued with an aggregate liquidation preference of $133,000,000, divided into four series with different mandatory redemption dates and dividend rates.

The table below summarizes the key terms of each series of the MRPS at July 31, 2023.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/06/24	4.00%	1,330	$25	$33,250,000
Series C	9/06/27	4.24%	1,340	$25	$33,500,000
Series D	8/24/26	2.45%	1,320	$25	$33,000,000
Series E	5/24/27	2.68%	1,330	$25	$33,250,000
				Total	$133,000,000

On September 6, 2022, $33,250,000 of Series A MRPS were redeemed at $25.01 per share.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended July 31, 2023, all MRPS were rated `AA-’ by Kroll Bond Rating Agency LLC (“KBRA”). If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series B and C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as KBRA, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as KBRA, by application of the applicable rating agency guidelines.

With regard to Series D and E MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.